Employee Benefits - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans	₨ 16,074	₨ 11,431	₨ 10,273
Provident Fund Obligation [member]
Disclosure of defined benefit plans [line items]
Total expense of provident fund	3,578	2,833	2,282
Defined contribution plans [Member]
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans	9,822	6,513	₨ 6,209
Cash Settled RSU [Member]
Disclosure of defined benefit plans [line items]
Cash settled	₨ 54	587
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ (1,937)	(1,508)
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ 1,000	1,440
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ 634	864
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ (635)	₨ (798)